BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS

Borrowings consisted of the following as of September 30, 2025 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥90,000	2/20/2025-2/20/2026	5.50%	¥37,500
Lender 2	77,000	6/11/2025-10/11/2025	3.10%	77,000
Lender 3	99,000	7/31/2025-11/30/2025	3.10%	99,000
Lender 4	40,000	6/27/2025-3/29/2027	2.18%	31,328
Lender 6	30,000	8/29/2025-8/31/2026	4.50%	27,548
Aggregate outstanding principal balances				272,376
Less: current portion and short-term borrowings				(261,940)
Long-term portion of borrowings				¥10,436

Borrowings consisted of the following as of September 30, 2024 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥20,000	6/1/2015-5/10/2025	1.90%	¥1,296
Lender 2	90,000	8/20/2024-11/20/2024	4.60%	90,000
Lender 3	50,000	3/31/2023-3/31/2026	1.93%	24,980
Lender 4	200,000	2/1/2024-1/31/2025	2.85%	74,000
Lender 5	40,000	3/29/2024-3/29/2027	1.93%	33,328
Lender 6	30,000	6/14/2024-6/30/2025	4.00%	22,650
Aggregate outstanding principal balances				246,254
Less: current portion and short-term borrowings				(217,970)
Long-term portion of borrowings				¥28,284

SCHEDULE OF GUARANTY INFORMATION FOR OUTSTANDING BORROWINGS

The guaranty information for the Company’s outstanding borrowings consisted of the following as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Current portion of borrowings
Guaranteed by CEO of the Company	¥-	¥31,320

Borrowings – net of current portion
Guaranteed by CEO of the Company	¥-	¥28,284

SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF BORROWING

As of September 30, 2025, the annual aggregate maturities of borrowing during each of the next five fiscal years were as follows (in thousands):

Amount
2026	¥261,940
2027	10,436
2028	-
2029	-
2030	-
Thereafter	-
Total borrowings	¥272,376